--------------------------------------------------------------------------------

Alliance
Government
Reserves

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                            AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 2000

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

STATEMENT OF NET ASSETS
December 31, 2000 (unaudited)                       Alliance Government Reserves
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
-------------------------------------------------------------------------
            U.S. GOVERNMENT
            AGENCIES-53.1%
            FEDERAL NATIONAL
            MORTGAGE
            ASSOCIATION-26.3%
$   87,000  6.38%, 3/01/01..........      6.52%            $   86,106,002
   170,000  6.38%, 12/21/01 MTN.....      6.38                170,000,000
   158,000  7.00%, 5/17/01..........      6.98                158,014,247
    44,000  7.25%, 5/25/01 MTN......      7.28                 44,000,000
    88,000  4/05/01.................      6.42                 86,556,996
   180,000  4/19/01.................      6.43                176,614,200
   110,000  3/22/01.................      6.48                108,452,667
   175,000  3/28/01.................      6.48                172,353,708
    87,000  5/17/01.................      6.49                 84,932,687
    89,000  2/22/01.................      6.50                 88,183,672
    87,000  2/15/01.................      6.51                 86,302,912
    15,000  3/01/01.................      6.51                 14,843,896
    43,500  3/08/01.................      6.51                 42,992,790
    89,000  4/26/01.................      6.51                 87,206,032
    87,000  2/22/01.................      6.52                 86,194,477
   110,500  3/15/01.................      6.52                109,074,918
   197,500  3/29/01.................      6.52                194,469,198
    44,000  3/15/01.................      6.53                 43,433,439
   100,000  2/01/01.................      6.54                 99,445,875
                                                           --------------
                                                            1,939,177,716
                                                           --------------
            FEDERAL HOME LOAN
            BANK-10.0%
    94,000  6.40%, 2/09/01 MTN......      6.42                 93,997,706
    85,000  6.50%, 2/15/01 MTN......      6.59                 84,990,647
    90,000  6.75%, 5/04/01..........      7.13                 89,888,034
   173,000  3/02/01.................      6.45                171,169,083
    87,000  3/02/01.................      6.46                 86,077,800
   180,000  2/23/01.................      6.50                178,304,000
    32,244  3/21/01.................      6.51                 31,796,104
                                                           --------------
                                                              736,223,374
                                                           --------------
            FEDERAL HOME LOAN
            MORTGAGE CORP.-8.7%
   210,000  6.29%, 8/17/01 FRN......      6.29                209,831,468
   200,000  3/08/01.................      6.38                197,697,333
    89,000  4/26/01.................      6.51                 87,206,032
   148,000  3/01/01.................      6.52                146,457,347
                                                           --------------
                                                              641,192,180
                                                           --------------
            STUDENT LOAN
            MARKETING
            ASSOCIATION-8.1%
    89,000  6.29%, 9/17/01 FRN......      6.29                 88,950,371
    85,000  6.30%, 12/12/01 FRN.....      6.30                 84,992,231
   258,000  6.31%, 12/11/01 FRN.....      6.31                257,976,487
    89,000  6.36%, 10/24/01 FRN.....      6.36                 89,000,000
    74,000  6.39%, 9/28/01 FRN......      6.39                 73,991,364
                                                           --------------
                                                              594,910,453
                                                           --------------
            Total U.S. Government
            Agencies
            (amortized cost
            $3,911,503,723).........                        3,911,503,723
                                                           --------------
            REPURCHASE
            AGREEMENTS-46.8%
   112,000  ABN AMRO
            6.30%, dated 12/28/00,
            due 2/27/01 in the
            amount of $113,195,600
            (cost $112,000,000;
            collateralized by
            $113,094,000 FNMAs,
            6.63%, due 11/14/01,
            value $114,208,728) (a).      6.30                112,000,000
   190,000  ABN AMRO
            6.40%, dated 12/29/00,
            due 1/02/01 in the
            amount of $190,135,111
            (cost $190,000,000;
            collateralized by
            $191,828,000 FHLBs,
            6.60%, due 11/14/01,
            value $193,661,000).....      6.40                190,000,000
   200,000  Bear Stearns Co.
            6.39%, dated 12/21/00,
            due 2/26/01 in the
            amount of $202,378,500
            (cost $200,000,000;
            collateralized by
            $253,885,667
            FHLMCs and FNMAs,
            6.00% to 9.50%, due
            9/01/22 to 12/01/30,
            value $206,715,553) (a).      6.39                200,000,000

STATEMENT OF NET ASSETS (continued)                 Alliance Government Reserves
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
-------------------------------------------------------------------------
$  300,000  Deutsche Bank
            6.40% to 6.45%, dated
            12/26/00 to 12/29/00,
            due 1/02/01 to 2/26/01
            in the amount of
            $302,276,111
            (cost $300,000,000;
            collateralized by
            $675,694,172
            FHLMC and FNMA,
            6.76% to 7.87%, due
            10/01/32 to 10/01/37,
            value $306,000,000) (a).      6.45%            $  300,000,000
   175,000  Dresdner Bank AG
            6.38%, dated 12/29/00
            due 1/02/01 in the
            amount of $175,123,958
            (cost $175,000,000;
            collateralized by
            $177,810,000 FFCB and
            FHLMCs, 5.75% to 6.72%,
            due 12/20/01 to 4/15/08,
            value $178,859,000).....      6.38                175,000,000
   150,000  First Boston Corp.
            6.49%, dated 12/19/00,
            due 1/18/01 in the
            amount of $150,811,250
            (cost $150,000,000;
            collateralized by
            $251,648,451 FHLMCs
            and FNMAs, 5.50% to 6.50%,
            due 2/01/14 to 12/01/29,
            value $154,492,088) (a).      6.49                150,000,000
   300,000  Goldman Sachs & Co.
            6.35%, dated 12/21/00
            to 12/29/00, due 1/02/01
            to 2/21/01 in the amount
            of $302,257,778
            (cost $300,000,000;
            collateralized by
            $351,714,403 FHLMCs
            and FNMAs, 5.50% to
            11.00%, due 6/01/07 to
            12/01/30, value
            $306,000,000) (a).......      6.35                300,000,000
   300,000  Greenwich Funding
            Corp.
            6.45%, dated 12/29/00
            due 1/02/01 in the
            amount of $300,215,000
            (cost $300,000,000;
            collateralized by
            $139,762,000 FHLMCs
            and FNMAs, 6.25% to
            6.875%, due 9/15/10
            to 5/15/29, value
            $306,510,000)...........      6.45                300,000,000
   300,000  Lehman Brothers, Inc.
            6.33%, dated 12/28/00,
            due 2/28/01 in the
            amount of $303,270,500
            (cost $300,000,000;
            collateralized by
            $312,936,050 U.S.
            Treasury Bills, 0.00%
            due 5/17/01 to 5/24/01,
            value $306,000,000) (a).      6.33                300,000,000
    85,000  Merrill Lynch & Co.,
            Inc.
            6.43%, dated 12/18/00,
            due 2/16/01 in the
            amount of $85,910,917
            (cost $85,000,000;
            collateralized by
            $109,249,565
            FHLMCs and FNMAs,
            6.24% to 7.59%,
            due 4/01/25 to
            8/01/38, value
            $88,306,438) (a)(b).....      6.43                85,000,000
   300,000  Morgan Stanley
            Dean Witter
            6.40%, dated 12/15/00
            to 12/29/00, due 1/02/01
            to 2/13/01, in the
            amount of $301,706,667
            (cost $300,000,000;
            collateralized by
            $441,795,943 FHLMCs
            and FNMAs, 6.00% to
            9.03%, due 8/01/06 to
            7/01/38, value
            $306,229,032) (a).......      6.40                300,000,000

                                                    Alliance Government Reserves
================================================================================

 Principal
  Amount
   (000)    Security                     Yield                  Value
-------------------------------------------------------------------------
$  300,000  Paribas Corp.
            6.48%, dated 12/29/00,
            due 1/02/01 in the
            amount of $300,216,000
            (cost $300,000,000;
            collateralized by
            $291,479,000 FHLB
            and FHLMCs, 6.25%
            to 6.88%, due 2/15/02
            to 9/15/10 value
            $306,000,202)...........      6.48%           $  300,000,000
   162,000  Salomon Smith
            Barney, Inc.
            6.40%, dated 12/18/00,
            due 2/20/01 in the
            amount of $163,843,200
            (cost $162,000,000;
            collateralized by
            $201,266,012 GNMAs,
            6.50% to 8.50%, due
            6/15/28 to 10/15/30,
            value $165,240,000) (a).      6.40                162,000,000
   273,800  State Street Bank and
            Trust Co.
            6.40%, dated 12/29/00,
            due 1/02/01 in the
            amount of $273,994,702
            (cost $273,800,000,
            collateralized by
            $279,475,000 FNMA,
            6.35% to 6.38%, due
            6/22/01 to 11/15/02 value
            $282,020,516)...........      6.40                273,800,000
   300,000  UBS Finance, Inc.
            6.32%, dated 12/28/00,
            due 2/28/01, in the
            amount of $303,265,333
            (cost $300,000,000;
            collateralized by
            $306,200,000 FHLBs and
            FHLMC, 5.125% to 6.75%,
            due 2/01/02 to 6/15/09,
            value $305,784,358) (a).      6.32                300,000,000
                                                           --------------
            Total Repurchase
            Agreements
            (amortized cost
            $3,447,800,000).........                        3,447,800,000
                                                           --------------
            TOTAL
            INVESTMENTS-99.9%
            (amortized cost
            $7,359,303,723).........                        7,359,303,723
            Other assets less
            liabilities-0.1%........                            6,882,477
                                                           --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            7,366,971,582 shares
            outstanding)............                       $7,366,186,200
                                                           ==============

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(a)   Repurchase agreements which are terminable within 7 days.

(b) Funding Agreements which are illiquid securities and subject to restriction as to resale. This security amounted to $85,000,000, representing 1.15% of net assets (see note A).

      Glossary of Terms:

      FFCB   - Federal Farm Credit Bank
      FHLB   - Federal Home Loan Bank
      FHLMC  - Federal Home Loan Mortgage Corp.
      FNMA   - Federal National Mortgage Association
      FRN    - Floating Rate Note
      GNMA   - Government National Mortgage Corp.
      MTN    - Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000 (unaudited)      Alliance Government Reserves
================================================================================

INVESTMENT INCOME
   Interest ..................................................                    $ 216,367,682
EXPENSES
   Advisory fee (Note B) .....................................   $  15,295,953
   Distribution assistance and administrative service (Note C)      14,580,134
   Transfer agency (Note B) ..................................       2,678,385
   Printing ..................................................         491,408
   Custodian fees ............................................         295,107
   Registration fees .........................................         294,106
   Audit and legal fees ......................................          53,679
   Trustees' fees ............................................           7,000
   Miscellaneous .............................................          14,057
                                                                 -------------
   Total expenses ............................................      33,709,829
   Less: expense reimbursement ...............................        (783,054)
                                                                 -------------
   Net expenses ..............................................                       32,926,775
                                                                                  -------------
   Net investment income .....................................                      183,440,907
REALIZED LOSS ON INVESTMENTS
   Net realized loss on investment transactions ..............                             (850)
                                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                    $ 183,440,057
                                                                                  =============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                  Alliance Government Reserves
================================================================================

                                                        Six Months Ended       Year Ended
                                                        December 31, 2000       June 30,
                                                           (unaudited)           2000
                                                        =================   ===============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .............................   $   183,440,907    $   300,263,761
   Net realized gain (loss) on investment transactions              (850)            50,388
                                                         ---------------    ---------------
   Net increase in net assets from operations ........       183,440,057        300,314,149
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .............................      (183,440,907)      (300,263,761)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .............................     1,499,336,226        283,734,739
                                                         ---------------    ---------------
   Total increase ....................................     1,499,335,376        283,785,127
NET ASSETS
   Beginning of period ...............................     5,866,850,824      5,583,065,697
                                                         ---------------    ---------------
   End of period .....................................   $ 7,366,186,200    $ 5,866,850,824
                                                         ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (unaudited)                       Alliance Government Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy to take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2000, the reimbursement amounted to $783,054.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $963,801 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $9,641 under an expense offset arrangement with Alliance Fund Services, Inc.

                                                    Alliance Government Reserves
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $8,231,694. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $6,348,440, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000 the Portfolio had a capital loss carryforward of $784,532, of which $232,557 expires in 2002 and $551,975 expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $50,388 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------
NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2000, capital paid-in aggregated $7,366,971,582. Transactions, all at $1.00 per share, were as follows:

                                             Six Months Ended     Year Ended
                                            December 31, 2000      June 30,
                                               (unaudited)           2000
                                            =================   ==============
Shares sold ...............................    4,653,403,808     6,421,005,501
Shares issued on reinvestments of dividends      183,440,907       300,263,761
Shares redeemed ...........................   (3,337,508,489)   (6,437,534,523)
                                              --------------    --------------
Net increase ..............................    1,499,336,226       283,734,739
                                              ==============    ==============

FINANCIAL HIGHLIGHTS                                Alliance Government Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                              Ended
                                           December 31,                           Year Ended June 30,
                                               2000            ===========================================================
                                            (unaudited)         2000          1999          1998          1997       1996
                                           ============        ======        ======        ======        ======     ======
Net asset value, beginning of period ...      $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00     $ 1.00
                                              ------           ------        ------        ------        ------     ------
Income from Investment Operations
Net investment income ..................        .028(a)          .047(a)       .042(a)       .046(a)       .044       .046(a)
                                              ------           ------        ------        ------        ------     ------
Less: Dividends
Dividends from net investment income ...       (.028)           (.047)        (.042)        (.046)        (.044)     (.046)
                                              ------           ------        ------        ------        ------     ------
Net asset value, end of period .........      $ 1.00           $ 1.00        $ 1.00        $ 1.00        $ 1.00     $ 1.00
                                              ======           ======        ======        ======        ======     ======
Total Return
Total investment return based
   on net asset value (b) ..............        2.75%            4.82%         4.27%         4.74%         4.53%      4.72%
Ratios/Supplemental Data
Net assets, end of period (in millions)       $7,366           $5,867        $5,583        $4,909        $3,762     $3,205
Ratios to average net assets of:
   Expenses, net of waivers and
      reimbursements ...................        1.00%(c)         1.00%         1.00%         1.00%         1.00%      1.00%
   Expenses, before waivers and
      reimbursements ...................        1.02%(c)         1.03%         1.02%         1.01%         1.00%      1.01%
   Net investment income ...............        5.57%(a)(c)      4.74%(a)      4.18%(a)      4.63%(a)      4.44%      4.60%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized

                                                    Alliance Government Reserves
================================================================================

Alliance Government Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Williams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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

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

Alliance Government Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Government Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

 - - - - - - -
 * * 1 2 2 5 #
 - - - - - - -

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AGRSR1200